Document and Entity Information	1 Months Ended
Nov. 16, 2018
Document And Entity Information
Entity Registrant Name	UPD HOLDING CORP.
Entity Central Index Key	0000836937
Document Type	8-K
Document Period End Date	Nov. 16, 2018
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false